Financial Instruments and Fair Value Measurements - Derivatives Not Designated As Hedging Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest rate swaps	$ (68,943)	$ (120,505)	$ 23,160
Foreign currency forward contracts	1,538	1,104	2,023
Gain (Loss) On Derivatives [Domain]
Interest rate swaps	(68,943)	(120,505)	23,160
Forward freight agreements	1,016	(3,008)	(9,970)
Foreign currency forward contracts	(1,538)	1,104	2,023
Total	$ (69,465)	$ (122,409)	$ 15,213
Location of Gain or (Loss) Recognized [Member]
Interest rate swaps	Gain/(loss) on interest rate swaps
Forward freight agreements	Other, net
Foreign currency forward contracts	Other, net